GENERAL (Schedule of 2010 Acquisition) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Net cash paid by the Company		$ 20,684
Marquis Residence in Miami, Florida [Member]
Business Acquisition [Line Items]
Net cash paid by the Company			$ 8,632
Number of condominum units purchased			21